Securities - Amortized Cost and Fair Value of Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Amortized Cost, Due in one year or less	$ 11,124
Amortized Cost, Due from one to five years	14,756
Amortized Cost, Due from five to ten years	26,117
Amortized Cost, Due after ten years	161,050
Amortized Cost, Mortgage-backed securities in government sponsored entities	129,145
Amortized Cost, Total securities available for sale	342,192	$ 343,323
Fair Value, Due in one year or less	11,166
Fair Value, Due from one to five years	15,062
Fair Value, Due from five to ten years	27,173
Fair Value, Due after ten years	172,234
Fair Value, Mortgage-backed securities in government sponsored entities	132,864
Fair Value, Total securities available for sale	$ 358,499	$ 346,294